Share-Based Compensation to Employees (Details) - USD ($) $ in Thousands			6 Months Ended
		Jun. 26, 2024	Jun. 30, 2024
Share-Based Compensation to Employees [Abstract]
Employee compensation expenses		231,909
Share based compensation expenses	[1]		$ 584

[1]	The amount of ordinary shares issued for share-based compensation and the amount of ordinary shares cancelled were below 1,000.